CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) [Abstract]
Revenue	$ 51,149	$ 51,734
Cost of revenue	45,796	45,902
GROSS PROFIT	5,353	5,832
Operating expenses:
Research and development	752	1,189
Selling, general and administrative	8,015	8,676
Total operating expenses	8,767	9,865
OPERATING LOSS	(3,414)	(4,033)
Other expenses, net	(744)	(1,720)
LOSS BEFORE INCOME TAX EXPENSE	(4,158)	(5,753)
Income tax expense	(81)	(112)
LOSS FROM CONTINUING OPERATIONS	(4,239)	(5,865)
Loss from discontinued operations	(31)
NET LOSS	(4,270)	(5,865)
LOSS PER SHARE - BASIC AND DILUTED
Continuing operations	$ (0.53)	$ (0.73)
Discontinued operations	$ 0.0	$ 0.0
Net loss	$ (0.53)	$ (0.73)
Weighted average number of shares outstanding	8,036,698	8,009,185
COMPREHENSIVE LOSS
Net loss	(4,270)	(5,865)
Translation adjustment	59	(19)
Comprehensive loss	$ (4,211)	$ (5,884)